K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

November 13, 2015
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:            American Beacon Funds
American Beacon Sound Point Floating Rate Income Fund

Dear Sir or Madam:
Transmitted herewith for filing on behalf of American Beacon Funds (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, is Post-Effective Amendment No. 1 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-14 (File No.  333-207381) (the “Registration Statement”).  The Post-Effective Amendment includes a Notice of Special Meeting of Shareholders of the Sound Point Floating Rate Income Fund (the “Acquired Fund”), a series of Trust for Advised Portfolios, a Combined Proxy Statement and Prospectus, a Statement of Additional Information, and a proxy card relating to the special meeting of shareholders of the Acquired Fund (the “Meeting”).  The Meeting is being held to request shareholder approval of the reorganization of the Acquired Fund into American Beacon Sound Point Floating Rate Income Fund (the “Fund”), a new series of the Trust.
The Trust is filing the Post-Effective Amendment to respond to comments received from the staff of the U.S. Securities and Exchange Commission (the “SEC”) (i) on November 4, 2015 regarding the Registration Statement, which was accepted and filed with the SEC on October 13, 2015 and (ii) on November 6, 2015 regarding Post-Effective Amendment No. 232 to the Trust’s Registration Statement on Form N-1A for the Fund that was filed with the SEC on October 6, 2015.  The Trust is also filing the Post-Effective Amendment to include exhibits and other information not included in the Registration Statement and to make other minor clarifying, updating, and stylistic changes.
Pursuant to paragraph (b) of Rule 485 under the 1933 Act, it is proposed that this Post-Effective Amendment will become effective immediately upon filing.
This transmission contains a conformed signature page.  The manually signed original of this document is maintained at the offices of the Trust.
If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours, /s/ Kathy Kresch Ingber Kathy Kresch Ingber